Commitments and Contingencies - Additional Information (Details) $ in Thousands		12 Months Ended
	Aug. 05, 2016 USD ($)	Dec. 31, 2016 USD ($) operating_lease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Operating leases, number of contracts in default | operating_lease		3
Restructure reserves		$ 756	$ 443
Employment agreements, contract term		1 year
Rental expense		$ 1,200	1,100
Facility Closure [Member]
Loss Contingencies [Line Items]
Restructure reserves		372	657	$ 1,074
Portamedic Service Line [Member]
Loss Contingencies [Line Items]
Litigation settlement amount	$ 450
Other Current and Long-term Liabilities [Member] | Facility Closure [Member]
Loss Contingencies [Line Items]
Restructure reserves			700
Other Current Liabilities [Member] | Employee Severance [Member]
Loss Contingencies [Line Items]
Restructure reserves		300
Other Current Liabilities [Member] | Portamedic Service Line [Member]
Loss Contingencies [Line Items]
Loss contingency accrual		450	300
Discontinued Operations [Member] | Portamedic Service Line [Member] | Operating Income (Loss) [Member]
Loss Contingencies [Line Items]
Loss contingency expense		150
Discontinued Operations [Member] | Portamedic Service Line [Member] | Facility Closure [Member]
Loss Contingencies [Line Items]
Restructure reserves			$ 100
Discontinued Operations [Member] | Other Current and Long-term Liabilities [Member] | Facility Closure [Member]
Loss Contingencies [Line Items]
Restructure reserves		$ 400
Iowa and Indianapolis
Loss Contingencies [Line Items]
Operating leases, number of contracts in default | operating_lease		2